Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2012-4

Class A-1 0.30000% Asset Backed Notes

Class A-2 0.49% Asset Backed Notes

Class A-3 0.67% Asset Backed Notes

Class B 1.31% Asset Backed Notes

Class C 1.93% Asset Backed Notes

Class D 2.68% Asset Backed Notes

Class E 3.82% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2012-4, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Trust Collateral Agent, dated as of September 10, 2012. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2017
Monthly Period Ending:	03/31/2017
Prev. Distribution/Close Date:	03/08/2017
Distribution Date:	04/10/2017
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	55

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	64,278	09/11/2012	09/20/2012	$1,372,044,943

Total	64,278			$1,372,044,943

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance				{1}	$143,313,073

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period			{2}	8,569,719
{3} Collections on Receivables paid off during period			{3}	2,639,052
{4} Receivables becoming Liquidated Receivables during period			{4}	1,190,844
{5} Receivables becoming Purchased Receivables during period			{5}	0
{6} Seller’s Exercise of 10% Option			{6}	132,551,525
{7} Other Receivables adjustments			{7}	(386)
{8} Less amounts allocable to Interest			{8}	(1,637,681)
{9}
{10} Total Monthly Principal Amounts				{10}	143,313,073

{11} End of period Aggregate Principal Balance				{11}	$0

{12} Pool Factor				{12}	0.0000000%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2	Class A-3	Class B
{13} Original Note Balance	{13}	$191,100,000	$462,000,000	$270,280,000	$99,470,000

{14} Beginning of period Note Balance	{14}	$0	$0	$0	$0

{15} Noteholders’ Principal Distributable Amount	{15}	0	0	0	0
{16} Noteholders’ Accelerated Principal Amount	{16}	0	0	0	0
{17} Aggregate Principal Parity Amount	{17}	0	0	0	0
{18} Matured Principal Shortfall	{18}

{19} End of period Note Balance	{19}	$0	$0	$0	$0

{20} Note Pool Factors	{20}	0.0000000%	0.0000000%	0.0000000%	0.0000000%

		Class C	Class D	Class E	TOTAL
		$123,480,000	$121,430,000	$32,240,000	$1,300,000,000

{21} Beginning of period Note Balance	{21}	$0	$104,212,848	$32,240,000	$136,452,848

{22} Noteholders’ Principal Distributable Amount	{22}	0	104,212,848	32,240,000	136,452,848
{23} Noteholders’ Accelerated Principal Amount	{23}	0	0	0	0
{24} Aggregate Principal Parity Amount	{24}	0	0	0	0
{25} Matured Principal Shortfall	{25}				0

{26} End of period Note Balance	{26}	$0	$0	$0	$0

{27} Note Pool Factors	{27}	0.0000000%	0.0000000%	0.0000000%	0.0000000%

III. CALCULATION OF STEP-DOWN AMOUNT:
{28} Ending Pool Balance							{28}		$0
{29} 14.25 % of Ending Aggregate Principal Balance							{29}	N/A
{30} Less Specified Reserve Balance							{30}	N/A
{31} Sum of {29} and {30}							{31}	N/A
{32} Required Pro Forma Note Balance {28} - {31}							{32}		N/A

{33} Beginning Note Balance							{33}	N/A
{34} Principal payments through Noteholders’ Principal Distributable Amount							{34}	N/A
{35} Pro-Forma Note Balance (Assuming no Step-down)							{35}		N/A

{36} Excess of Required Pro-forma over Pro-forma Balance							{36}		$0
{37} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,860,225)							{37}		N/A
{38} Step-Down Amount Lesser of {36} or {37}							{38}			$0

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{39} Total Monthly Principal Amounts								{39}	$136,452,848
{40} Step-down Amount								{40}	0
{41} Principal Distributable Amount								{41}		$136,452,848

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class A - 1	$0	0	0.30000%	33	Actual days/360	$0
{43}	Class A - 2	$0	0	0.49000%	30	30/360	0
{44}	Class A - 3	$0	0	0.67000%	30	30/360	0
{45}	Class B	$0	0	1.31000%	30	30/360	0
{46}	Class C	$0	0	1.93000%	30	30/360	0	Amount Sent to Noteholders
{47}	Class D	$104,212,848	0	2.68000%	30	30/360	232,743	$136,788,222
{48}	Class E	$32,240,000	0	3.82000%	30	30/360	102,631

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{49} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{49}	$11,154,391
{50} Liquidation Proceeds collected during period								{50}	638,823
{51} Purchase Amounts or amounts from Servicer deposited in Collection Account								{51}	0
{52} Investment Earnings - Collection Account								{52}	3,494
{53} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{53}	27,453,347
{54} Collection of Supplemental Servicing - Extension Fees								{54}	54,380
{55} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{55}	69,348
{56} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{56}	152,354
{57} Sellers’s Exercise of 10% Option								{57}	136,788,222
{58} Seller’s Purchase of Overcollaterization								{58}	0
{59} Total Available Funds								{59}		176,314,359

Distributions:
{60} Base Servicing Fee								{60}	268,712
{61} Repo and Recovery Fees - reimbursed to Servicer								{61}	69,348
{62} Bank Service Charges - reimbursed to Servicer								{62}	0
{63} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{63}	152,354
{64} Agent fees								{64}	416
{65} Owner Trustee Fee								{65}	208
{66} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{66}	0
{67} Class A-2 Noteholders’ Interest Distributable Amount pari passu								{67}	0
{68} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{68}	0
{69} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class B Noteholders’ Interest Distributable Amount								{70}	0
{71} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class C Noteholders’ Interest Distributable Amount								{72}	0
{73} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class D Noteholders’ Interest Distributable Amount								{74}	232,743
{75} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Class E Noteholders’ Interest Distributable Amount								{76}	102,631
{77} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{77}	0
{78} Noteholders’ Principal Distributable Amount								{78}	136,452,848
{79} To the Reserve Account, the Reserve Account Deposit								{79}	0
{80} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{80}	0
{81} Add’l fees (Indenture\Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{81}	0
{82} To the Certificateholders, the aggregate amount remaining								{82}	39,035,099
{83} Total Distributions								{83}		$176,314,359

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{84}	Class A	$0	$0	$0	$175,823,321	$0
{85}	Class B	0	0	0	175,823,321	0
{86}	Class C	0	0	0	175,823,321	0
{87}	Class D	104,212,848	0	104,212,848	175,590,578	0
{88}	Class E	136,452,848	0	136,452,848	175,487,947	0
{89}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{90} Excess Available Funds							{90}	$39,035,099
{91} Pro-Forma Note Balance							{91}	0
{92} Required Pro Forma Note Balance							{92}	N/A
{93} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{93}	$0
{94} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{94}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{95} Specified Reserve Balance									$0

{96} Beginning of period Reserve Account balance							{96}		$27,440,899

{97} The Reserve Account Deposit, from Collection Account							{97}	0
{98} Investment Earnings							{98}	12,448
{99} Investment Earnings - transferred to Collection Account Available Funds							{99}	(12,448)
{100} Reserve Account Withdrawal Amount							{100}	(27,440,899)

{101} End of period Reserve Account balance							{101}		$0

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{102} Aggregate Principal Balance							{102}	$0
{103} End of Period Note Balance							{103}	0
{104} Overcollateralization							{104}	0
{105} Overcollateralization %							{105}		0.00%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{106} Original Number of Receivables							{106}	64,278
{107} Beginning of period number of Receivables							{107}	0	17,265
{108} Number of Receivables becoming Liquidated Receivables during period							{108}	14,031	137
{109} Seller’s Option of 10% Option							{109}	16,615	16,615
{110} Number of Receivables becoming Purchased Receivables during period							{110}	2	0
{111} Number of Receivables paid off during period							{111}	33,630	513
{112} End of period number of Receivables							{112}	0	0

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{113} Weighted Average APR of the Receivables						{113}	13.93%	13.90%	0.00%
{114} Weighted Average Remaining Term of the Receivables						{114}	69.00	20.08	0.00
{115} Weighted Average Original Term of Receivables						{115}	70.00	70.00	0.00
{116} Average Receivable Balance						{116}	$21,345	$8,301	$0
{117} Net Losses in Period						{117}	$0	$578,501	$0
{118} Aggregate Realized Losses						{118}	$0	$110,676,619	$0
{119} Aggregate Realized Loss Percentage						{119}		8.066%	0.000%
{120} ABS Prepay Speed						{120}		1.0209	1.1639

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{121} 31-60 days						{121}	0	$0	0.00%
{122} 61-90 days						{122}	0	0	0.00%
{123} 91-120 days						{123}	0	0	0.00%
{124} Total						{124}	0	$0	0.00%

XIV. EXTENSIONS

{125} Principal Balance of Receivables extended during current period						{125}		$0
{126} Beginning of Period Aggregate Principal Balance						{126}		143,313,073
{127} Extension Rate {125} divided by {126}						{127}			0.00%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	April 5, 2017

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